Label	Element	Value
Common Stock [Member]
Common Stock, Shares, Outstanding	us-gaap_CommonStockSharesOutstanding	779,479,000
Common Stock, Value, Issued	us-gaap_CommonStockValue	CAD 16,320,000,000